Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001633061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 06, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 06, 2021
Prospectus Date	rr_ProspectusDate	Aug. 06, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amplify Transformational Data Sharing ETF | Amplify Transformational Data Sharing ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BLOK